MET INVESTORS SERIES TRUST

                      MetLife Defensive Strategy Portfolio
                       MetLife Moderate Strategy Portfolio
                       MetLife Balanced Strategy Portfolio
                        MetLife Growth Strategy Portfolio
                      MetLife Aggressive Strategy Portfolio
                        (collectively, the "Portfolios")

        Supplement Dated November 1, 2006 To Prospectus Dated May 1, 2006

     Effective November 1, 2006, the following changes are made to the Portfolios' prospectus:

     I.   In  the  section   entitled   "Introduction,"   under  the  subheading
          "Understanding the Portfolios":

          1. The reference to "Federated High Yield Portfolio" is changed to "BlackRock High Yield Portfolio."

          2. The reference to "Janus Aggressive Growth Portfolio" is changed to "Legg Mason Aggressive Growth Portfolio."

     II. In the section entitled "The Portfolios," under the subheadings "Management--The Manager," all references to Jason Kezelman are deleted.